Subsequent Events and Subsequent Events (Unaudited subsequent to the date of the Independent Auditor's Report) (Details) (USD $)	1 Months Ended					1 Months Ended				0 Months Ended
	Aug. 31, 2013	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Apr. 28, 2014 Subsequent Event [Member]	Jun. 18, 2014 Subsequent Event [Member]	May 09, 2014 Subsequent Event [Member]	Apr. 15, 2014 Subsequent Event [Member]	Mar. 07, 2014 Subsequent Event [Member] Sublease [Member] Squarefoot	Apr. 16, 2014 Subsequent Event [Member] Private Placement [Member]	Apr. 15, 2014 Subsequent Event [Member] Control Agreement [Member]	Apr. 25, 2014 Subsequent Event [Member] Control Agreement [Member]
Subsequent Event [Line Items]
Aggregate original principal amount											$ 4,575,000
Warrants issued to purchase number of common stock											4,097,015
Amount to purchase number of common stock											4,003,125
Annual interest rate on notes											8.61%
Increase in interest rate in case of default											15.00%
Notes maturity, Description											The Notes mature 18 months from their issuance
Conversion price of notes											$ 0.67
Notes description											We will pay to the Note holder an amount equal to (i) one-sixteenth (1/16th) of the original principal amount of the Note (or the principal outstanding on such date, if less) plus (ii) the accrued and unpaid interest with respect to such principal plus (iii) the accrued and unpaid late charge (if any) with respect to such principal and interest (each, an "Installment Amount"). The Holder has the ability to defer such monthly payment s in its sole discretion. Up to four times prior to maturity of the Notes, each holder may accelerate payment of the sum of the following: (a) the Installment Amount, (b) any Installment Amount which payment such Note holder previously deferred, and (c) any accrued and unpaid interest and late charges, if any; provided, however, that any such accelerated amount shall not be greater than two times the amount set forth in clause (a) above. Each monthly payment may be made in cash, in shares of our common stock, or in a combination of cash and shares of its common stock. Our ability to make such payments with shares of our common stock will be subject to the satisfaction of certain equity conditions.
Notres redemption, Description											Subject to the satisfaction of certain equity conditions, we may redeem all, but not less than all, of the Notes then outstanding at any time at 115% of the Conversion Amount being redeemed.
Warrants, Exercise price	$ 0.75										$ 0.78
Warrants exercise price, Description											Expire on the 60-month anniversary of their initial issuance. If we sell or issue shares of Common Stock at less than the then applicable exercise price (subject to certain exceptions), then the exercise price shall be reduced to the price of such dilutive issuance.
Proceeds from issuance of private placement											4,600,000	2,300,000
Net proceeds from issuance of private placement											4,000,000
Discount on issuance of share											571,875
Debt issuance cost											250,000
Restricted cash balance													3,200,000
Proceed from issuance of debt instrument amount usage in working capital											1,500,000
Cash and cash equivalents		192,000	1,201,000	24,000	93,000		2,900,000	3,400,000	100,000				2,300,000
Area of sublease										5,000
Payment for twelve months										7,000
Payment for next twelve months										7,210
Payment for remaining ten months										$ 7,426.30
Lease period										34 months
Number shares outstanding under the plan						8,630,000
Options re-priced, per share						$ 0.35
Exercise Price, Lower Limit						$ 1.00
Exercise Price, Upper Limit						$ 1.54
Percentage of number of shares granted which vest immediately						15.00%